Financial Instruments - Analysis of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Disclosure of detailed information about financial instruments [line items]
Other investments	£ 318.3	£ 387.3	[1]	£ 498.3
Bonds and bank loans	(4,216.8)	(4,975.5)	[1]	(4,047.3)
Payments due to vendors (earnout agreements)	(196.7)	(114.3)
Liabilities in respect of put options	(391.5)	(110.7)
Current borrowings	(567.2)	(8,619.2)	[1]	£ (8,798.0)
Derivatives in designated hedge relationships | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0.5	9.6
Derivative liabilities	(47.2)	(6.3)
Financial instruments	(46.7)	3.3
Held at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(219.6)
Held at fair value through profit or loss | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	228.3	263.3
Derivative assets	2.5	0.2
Derivative liabilities	(6.4)	(6.7)
Payments due to vendors (earnout agreements)	(196.7)	(114.3)
Liabilities in respect of put options	(391.5)	(110.7)
Financial instruments	(363.8)	31.8
Held at fair value through other comprehensive income | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	90.0	124.0
Financial instruments	90.0	124.0
Amortised cost | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Cash and short-term deposits	3,882.9	12,899.1
Bonds and bank loans	(4,216.8)	(4,975.5)
Trade and other receivables: amounts falling due within one year	7,012.3	6,989.3
Trade and other receivables: amounts falling due after more than one year	84.5	110.1
Trade and other payables: amounts falling due within one year	(10,674.8)	(10,268.0)
Trade and other payables: amounts falling due after more than one year	(1.5)	(0.9)
Financial instruments	(4,480.6)	(3,865.1)
Current borrowings	(567.2)	(8,619.2)
Carrying value | Classification under IFRS 9
Disclosure of detailed information about financial instruments [line items]
Other investments	318.3	387.3
Cash and short-term deposits	3,882.9	12,899.1
Bonds and bank loans	(4,216.8)	(4,975.5)
Trade and other receivables: amounts falling due within one year	7,012.3	6,989.3
Trade and other receivables: amounts falling due after more than one year	84.5	110.1
Trade and other payables: amounts falling due within one year	(10,674.8)	(10,268.0)
Trade and other payables: amounts falling due after more than one year	(1.5)	(0.9)
Derivative assets	3.0	9.8
Derivative liabilities	(53.6)	(13.0)
Payments due to vendors (earnout agreements)	(196.7)	(114.3)
Liabilities in respect of put options	(391.5)	(110.7)
Financial instruments	(4,801.1)	(3,706.0)
Current borrowings	£ (567.2)	£ (8,619.2)

[1]	Figures have been restated as described in the accounting policies.